ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 31,719	$ 30,100
Accrued liabilities	34,997	25,560
Total trade and other current payables	$ 66,716	$ 55,660